Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Payables And Accruals [Abstract]
Payable to franchisees	¥ 155,853,992	$ 24,456,892	¥ 145,807,668
Business taxes and related tax surcharge	111,076,878	17,430,387	78,300,960
Accrued rental	27,957,242	4,387,101	20,675,146
Construction payable	13,888,585	2,179,422	11,902,821
Deposits payable	17,269,154	2,709,907	15,342,758
Payable for business combination and asset acquisitions	15,342,675	2,407,601	309,500
Accrued utilities	1,177,631	184,796	2,307,672
Others	38,715,905	6,075,370	26,050,148
Total	¥ 381,282,062	$ 59,831,476	¥ 300,696,673